Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Millions
	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Earn-out shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	51.0	0.0	0.0
Employee options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	0.6	1.3	0.0
Employee RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	0.8	0.0	0.0
Board LTI RSUs
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	0.3	0.0	0.0
Convertible loan
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount (in shares)	0.0	1.6	1.6